Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Values Determined by Level 3 Inputs

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

At June 30, 2020
Assets:	Total	Level 1	Level 2	Level 3
Goodwill	$ 834,220	$ -	$ -	$ 834,220
Customer list	748,853	-	-	748,853
Vendor relationship	407,153	-	-	407,153
Development costs	280,315	-	-	280,315
	$1,990,226	$ -	$ -	$1,990,226
Liabilities:
Original issue discount, convertible debt	$ 213,300	$ -	$ -	$ 213,300
Derivative liability, warrants	33,312	-	-	33,312
Total:	$ 246,612	$ -	$ -	$ 246,612

At June 30, 2019
Liabilities:	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$979,569	$ -	$ -	$ 979,569
Derivative liability, warrants	46,375	-	-	46,375
Total:	$ 1,025,944	$-	$-	$ 1,025,944

Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model

The derivative liability was valued using the Monte Carlo pricing model with the following inputs:

At June 30, 2020
Risk-free interest rate:	0.09%
Expected dividend yield:	0.00%
Expected stock price volatility:	300.00%
Expected option life in years:	.089 to 1.69 years
At June 30, 2019 Risk-free interest rate:	1.72 -2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 to 3.00 years

Schedule of Reconciliation of Changes in Fair Value of Convertible Debt

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at June 30, 2020:

Balance at June 30, 2019	$ 1,025,944
Convertible securities at inception	2,027,000
Settlement of conversion features and warrants	(152,374)
Realized	(240,903)
Unrealized	(2,413,055)
Balance at June 30, 2020	$ 246,612

Balance at June 30, 2018	$ -
Convertible securities at inception	1,238,359
Settlement of conversion features and warrants	(301,613)
Realized	(83,487)
Unrealized	172,685
Balance at June 30, 2019	$ 1,025,944